Schedule of Fair Value of Derivative Liability Related to Warrants (Details)	12 Months Ended
Dec. 31, 2017 USD ($) yr
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 1	56.13%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 2	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 3	1.46%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 4	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 5	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 6	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 7 | yr	0.4
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 8	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 9	1.48
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 10	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 11	7.73
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 12	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 13	85.43%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 14	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 15	0.96%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 16	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 17	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 18	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 19 | yr	1.4
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 20	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 21	0.72
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 22	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 23	7.73
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 24	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 25	89.55%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 26	150.85%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 27	1.27%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 28	0.56%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 29	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 30	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 31 | yr	2.4
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 32 | yr	0.2
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 33	1.68
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 34	1.68
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 35	7.73
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 36	7.09
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 37	88.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 38	92.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 39	1.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 40	0.09%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 41	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 42	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 43 | yr	3
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 44 | yr	0.5
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 45	3.85
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 46	3.85
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 47	7.73
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Derivative Liability Related To Warrants 48	7.09